SEGMENT INFORMATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

2017	Security	Marketing	Operations	Finance	Total
Revenues	$533,065	$49,394	$364,629	$32,903	$979,991
Costs and expenses	(647,915)	(100,464)	(402,856)	(9,339)	(1,160,574)
	$(114,850)	$(51,070)	$(38,227)	$23,564	(180,583)
Corporate					767,456
				Net income	$586,873

2016	Security	Marketing	Operations	Finance	Total
Revenues	$560,713	$106,402	$117,700	$25,565	$810,380
Costs and expenses	(528,916)	(91,342)	(235,605)	(13,352)	(869,215)
Other expense	–	–	–	(6,414)	(6,414)
	$31,797	$15,060	$(117,905)	$5,799	(65,249)
Corporate					(14,381,845)
				Net loss	$(14,447,094)

2017	Security	Marketing	Operations	Finance	Total
Revenues	$1,322,509	$163,216	$947,725	$99,251	$2,532,701
Costs and expenses	(1,615,694)	(381,439)	(1,018,655)	(37,113)	(3,052,901)
	$(293,185)	$(218,223)	$(70,930)	$62,138	(520,200)
Corporate					4,745,397
				Net income	$4,225,197

2016	Security	Marketing	Operations	Finance	Total
Revenues	$1,599,907	$221,563	$289,566	$93,398	$2,204,434
Costs and expenses	(1,604,932)	(216,443)	(439,389)	(36,731)	(2,297,495)
Other expense	–	–	–	(10,876)	(10,876)
	$(5,025)	$5,120	$(149,823)	$45,791	(103,937)
Corporate					(16,867,860)
				Net loss	$(16,971,797)

2016	Security	Marketing	Operations	Finance	Total
Revenues	$2,232,915	$188,594	$432,046	$128,427	$2,981,982
Costs and expenses	(2,253,194)	(387,330)	(555,892)	(32,143)	(3,228,559)
Interest expense	–	–	–	(8,669)	(8,669)
	$(20,279)	$(198,736)	$(123,846)	$87,615	(255,246)
Corporate expenses					(32,544,431)
				Net loss	$(32,799,677)

2015	Security	Marketing	Operations	Finance	Total
Revenues	$1,490,832	$26,420	$144,944	$100,782	$1,762,978
Costs and expenses	(1,611,201)	(43,716)	(367,358)	(32,051)	(2,054,326)
Interest expense	–	–	–	(12,587)	(12,587)
	$(120,369)	$(17,296)	$(222,414)	$56,144	(303,935)
Corporate expenses					(8,482,342)
				Net loss	$(8,786,277)

Reconciliation of Assets from Segment to Consolidated [Table Text Block]

Total assets	September 30, 2017	December 31, 2016
Security	$363,757	$141,140
Marketing	51,789	50,919
Operations	92,882	55,750
Finance	644,384	515,205
Corporate	1,654,477	2,094,857
	$2,807,289	$2,857,871

	December 31,
Total assets	2016	2015
Security	$141,140	$1,784,063
Marketing	50,919	96,343
Operations	55,750	22,268
Finance	515,205	431,639
Corporate	2,094,857	1,348,398
	$2,857,871	$3,682,711